Summary of Material Accounting Policy Information (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Material Accounting Policy Information [Abstract]
Schedule of Subsidiaries Included in the Consolidated Financial Statements	Subsidiaries included in the consolidated financial statements:
			Ownership (%)
Name of investor	Name of Subsidiary	Main business Activities	June 30, 2025	December 31, 2024	Note
The Company	Gorilla Science & Technology Holding, Inc. (Gorilla BVI)	Information software and data processing services	100%	100%
The Company	ISSCore Technology, Inc.	Information software and data processing services	100%	100%
The Company	Telmedia Technology Limited (Telmedia)	Information software and data processing services	100%	100%	Note 1
The Company	Gorilla SPAC Partners Co. (Global)	Dormant corporation	100%	100%
The Company	Gorilla Technology UK Limited (Gorilla UK)	Information software and data processing services	100%	100%
The Company	Gorilla Technology Egypt LLC (Gorilla Egypt)	Information software and data processing services	100%	100%
Gorilla UK and Gorilla Egypt	Gorilla Distribution Egypt	Software and hardware distribution services	100%	100%
Gorilla UK	Gorilla Technology Inc. (Gorilla Taiwan)	Information software and data processing services	100%	100%	Note 2
Gorilla UK	NSGUARD Technology Inc. (NSGUARD)	Information software and data processing services	100%	100%	Note 2
Gorilla UK	Gorilla Technology (India) Private Limited (Gorilla India)	Information software and data processing services	100%	100%
Gorilla UK	Gorilla Distribution Partners Limited (Gorilla Distribution)	Software and hardware distribution services	55%	55%
The Company	Gorilla Technology (Thailand) Co., Ltd.	Information software and data processing services	100%	-	Note 3

Note 1:	Telemedia is in the process of liquidation as of June 30, 2025.
Note 2:	As part of an internal reorganization, 100% of the investments held by Gorilla BVI in Gorilla Taiwan and by Telemedia in NSGUARD were transferred to Gorilla UK in October 2024.
Note 3:	Gorilla Thailand was incorporated in January 2025.